CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
CAPITAL AND RESERVES
19.	CAPITAL AND RESERVES

Share capital

In February 2024, the Company adjusted its ADS ratio from 1 ADS: 4 ordinary share to 1 ADS: 20 ordinary shares. The 2023 and 2022 ADS amounts in the below tables reflect this change.

	December 31, 2023	December 31, 2022
	Class ‘A’ Ordinary shares ‘000s	Class ‘A’ Ordinary shares ‘000s
In thousands of shares
In issue at January 1	164,986	96,162
Issued for cash (a)	880	47,492
Issued as consideration for exchangeable notes purchase	-	21,332

At period end	165,866	164,986

	December 31, 2023	December 31, 2022
	ADS	ADS
In thousands of ADSs
Balance at January 1	8,249	4,808
Issued for cash	44	2,374
Issued as consideration for Exchangeable Notes purchase	-	1,067

At period end	8,293	8,249
The amounts in the tables above are inclusive of Treasury Shares. The number of Treasury Shares is as follows:

	December 31, 2023	December 31, 2022
	Class ‘A’ Treasury shares ‘000s	Class ‘A’ Treasury shares ‘000s
In thousands of shares
Balance at January 1	12,556	12,556
Purchased during period	-	-

At period end	12,556	12,556

	December 31, 2023	December 31, 2022
	Class ‘A’ Treasury shares ‘000s	Class ‘A’ Treasury shares ‘000s
In thousands of ADSs
Balance at January 1	628	628
Purchased during period	-	-

At period end	628	628

(a)
During the year ended December 31, 2023, the Company issued 880,000 ‘A’ Ordinary shares for a consideration of US$170,800 settled in cash. The Company incurred expenses of US$11,000 in connection with the issuances. The total shares issued for cash comprises 880,000‘A’ Ordinary from the exercise of employee share options.

Translation reserve

The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign currency denominated operations of the Group since January 1, 2004.

Other reserves

Other reserves comprise the hedging reserve of US$23,000. The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions entered into but not yet crystallised. The hedging reserve is shown within Other Reserves in the Consolidated Statement of Financial Position.

Equity component of Convertible Note

In May 2022, the Company announced the successful closure of a US$45.2 million investment from MiCo IVD Holdings, LLC (“MiCo”). The investment consisted of an equity investment of US$25.2 million and a seven-year, unsecured junior convertible note of US$20.0 million. The convertible note mandatorily converts into ADSs if the volume weighted average price of the Company’s ADSs is at or above US$16.20 for any five consecutive NASDAQ trading days. The convertible loan is accounted for as a compound financial instrument containing both an equity and liability element. The equity component of the convertible note is US$6.7 million. There is no remeasurement of the equity element following initial recognition.

Treasury shares

During 2023, the Group did not purchase any ‘A’ Ordinary shares (2022: nil) (2021: nil) ‘Treasury shares’.